Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 5,655,103	$ 45,213	$ 6,703
Restricted cash	484,371	484,368	484,882
Accounts receivable	949,655	862,597	103,822
Accounts receivable, related parties	7,131		7,131
Note receivables		3,825	3,825
Other receivables	2,064	1,952	8,284
Prepaid expense and other current assets	234,552	38,081	32,309
Total current assets	7,332,876	1,436,036	646,956
Property and equipment, net	90,425	79,163	592,251
Right-of-use asset, net	1,140,609	433,529	569,650
Investment in NSURE, Inc.	1,350,000	1,350,000
Intangibles, net	6,547,595	5,982,434	6,633,584
Goodwill	9,750,492	8,761,725	8,548,608
Other non-current assets	16,792	1,800	1,984
Total assets	26,228,789	18,044,687	16,993,033
Current liabilities:
Accounts payable and other accrued liabilities	829,537	1,143,582	153,226
Loans payable		14,598	19,401
Current portion of loans payables, related parties		4,523,045	3,311,844
Other payables	62,500	62,500	8,351
Current portion of long-term debt	890,901	963,450	1,010,570
Current portion of leases payable	276,341	176,897	164,367
Total current liabilities	2,059,279	6,884,072	4,667,759
Loan payables, related parties, less current portion	364,552	143,475	150,786
Long term debt, less current portion	7,324,980	7,885,830	8,270,955
Leases payable, less current portion	872,871	262,904	411,159
Earn-out liability	2,842,570	2,631,418	2,850,050
Total liabilities	13,464,252	17,807,699	16,350,709
Stockholders’ and members’ equity:
Preferred stock, $0.086 par value; 750,000,000 shares authorized and 1,167 and 395,640 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	100	33,912	33,912
Common stock, $0.086 par value; 2,000,000,000 shares authorized and 10,944,439 and 4,241,028 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	939,826	363,517	352,743
Common stock issuable	482,116	822,116	822,116
Additional paid-in capital	26,188,220	11,377,123	8,216,829
Accumulated deficit	(14,845,725)	(12,359,680)	(8,783,276)
Total stockholders’ equity (deficit)	12,764,537	236,988	642,324
Total liabilities and stockholders’ equity	$ 26,228,789	18,044,687	$ 16,993,033
Previously Reported [Member]
Current assets:
Cash		45,213
Restricted cash		484,368
Accounts receivable		236,651
Accounts receivable, related parties
Note receivables		3,825
Other receivables		1,952
Prepaid expense and other current assets		38,081
Total current assets		810,090
Property and equipment, net		375,947
Right-of-use asset, net		433,529
Investment in NSURE, Inc.		1,350,000
Intangibles, net		5,685,650
Goodwill		9,265,070
Other non-current assets		1,800
Total assets		17,922,086
Current liabilities:
Accounts payable and other accrued liabilities		1,143,582
Loans payable		14,598
Current portion of loans payables, related parties		4,523,045
Other payables		62,500
Current portion of long-term debt		963,450
Current portion of leases payable		176,897
Total current liabilities		6,884,072
Loan payables, related parties, less current portion		143,475
Long term debt, less current portion		7,885,830
Leases payable, less current portion		262,904
Earn-out liability		2,631,418
Total liabilities		17,807,699
Stockholders’ and members’ equity:
Preferred stock, $0.086 par value; 750,000,000 shares authorized and 1,167 and 395,640 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively		33,912
Common stock, $0.086 par value; 2,000,000,000 shares authorized and 10,944,439 and 4,241,028 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively		363,517
Common stock issuable		822,116
Additional paid-in capital		11,377,123
Accumulated deficit		(12,482,281)
Total stockholders’ equity (deficit)		114,387
Total liabilities and stockholders’ equity		$ 17,922,086